Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
NET INCOME	R$ 1,149,321	R$ 5,048,602	R$ 3,909,750
Companhia Paranaense De Energia Copel [Member]
Entity Information [Line Items]
NET INCOME	1,112,007	4,952,573	3,904,202
Other comprehensive income
Post employment benefits	(11,336)	(3,257)	(779)
Post employment benefits - equity	209,991	154,751	(178,434)
Taxes on other comprehensive income	3,854	1,107	265
Adjustments related to financial assets - equity	4,757
Total comprehensive income, net of taxes	207,266	152,601	(178,948)
TOTAL COMPREHENSIVE INCOME	R$ 1,319,273	R$ 5,105,174	R$ 3,725,254